Long-term Debt and Convertible Promissory Notes (Details Narrative)							3 Months Ended		12 Months Ended
	Apr. 27, 2021 USD ($) shares	Apr. 26, 2021 USD ($) Trading Integer	Apr. 23, 2021 USD ($) shares	Feb. 16, 2021 USD ($)	Oct. 28, 2020 USD ($) Trading	Jun. 22, 2020 USD ($)	Apr. 30, 2021 USD ($) shares	Apr. 30, 2020 USD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)
Debt Instrument [Line Items]
Net proceeds from debt							$ 60,000		$ 82,000	$ 240,000
Legal fees							19,947	50,536	167,800	37,706
Debt discounts amount							64,823	107,000	140,000	100,000
Original issue discount amount							3,000	0	11,500	29,900
Amortization of debt discount							23,306	$ 98,568	159,222	$ 134,821
Debt including interest							66,020
Debt principal							1,123
SBA's Economic Injury Disaster Loan Program [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date						Jun. 18, 2021
Proceeds from loan						$ 32,300
Loan fee						$ 100
Loan, interest rate						3.75%
Debt term						30 years
Loan installment due amount						$ 158
SBA's Economic Injury Disaster Loan Program [Member] | Extended Maturity [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date						Jun. 18, 2023
PPP Loan [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date				Dec. 16, 2021
Proceeds from loan				$ 32,497
Loan, interest rate				1.00%
Debt term				5 years
October 2020 Note [Member]
Debt Instrument [Line Items]
Net proceeds from debt					$ 82,000
Debt instrument interest rate					8.00%
Legal fees					$ 3,000
Debt instrument, maturity date					Sep. 01, 2021
Debt instrument convertible consecutive trading days | Trading					180
Common stock conversion price per share					75.00%
Debt instrument, convertible, threshold trading days | Trading					10
Debt instrument conversion, amount	$ 15,000		$ 12,000				$ 27,000
Debt conversion on convertible shares | shares	18,832		15,049				33,881
Principal and interest total amount							$ 72,546		$ 87,969
Original issue discount amount					$ 8,500
April 2021 Note [Member]
Debt Instrument [Line Items]
Net proceeds from debt		$ 60,000
Debt instrument interest rate		8.00%
Legal fees		$ 3,000
Debt instrument, maturity date		Apr. 23, 2022
Debt instrument convertible consecutive trading days | Integer		180
Common stock conversion price per share		75.00%
Debt instrument, convertible, threshold trading days | Trading		10